STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Incentive Award Plan
The Company’s 2022 Incentive Award Plan (the “Plan”) provides for incentives to be provided to selected officers, employees, non-employee directors and consultants of the Company in the form of options, stock appreciation rights, restricted stock, restricted stock units, stock bonuses or other stock-based awards granted under the Plan. The Plan was adopted by Waldencast’s Board of Directors in June 2022, was approved by its shareholders in July, 2022, and became effective on July 27, 2022 in connection with the closing of the Business Combination.
The notional maximum number of ordinary shares authorized under the Plan as of June 30, 2024 is 23,023,952 (the “Share Reserve”). The Share Reserve automatically increases on January 1st of each calendar year (each, an “Evergreen Date”), prior to the tenth anniversary of the effective date of the Plan in an amount equal to the lesser of (i) 3% of the total number of ordinary shares issued and outstanding on the December 31st immediately preceding the applicable Evergreen Date and (ii) a number of ordinary shares determined by the Board. All and up to the number of ordinary shares reserved for issuance under the Plan as of the effective date of the Plan (subject to an equitable adjustment in the event of a change in capitalization or change in control event) may be granted as incentive stock options. As of June 30, 2024, taking into account previous grants and forfeitures, the Company had 7,795,605 ordinary shares remaining available for future issuances under the Plan.
In April 2024, the Company granted 48,880 restricted stock units to non-employees of which 15,040 vested immediately and 33,840 will vest on March 10, 2025.
In May 2024, the Company granted a total of 662,634 restricted stock units to employees of Waldencast, Milk and Obagi. One third of the awards vested immediately with the remaining two-thirds to vest each year beginning on March 10, 2025, subject to continued service through such dates. Following approval by the Board, the Company also granted 312,830 restricted stock units to its Founders, one third of the which vested immediately with the remaining two-thirds to vest each year beginning on March 10, 2025, subject to continued service through such dates,

Strategic Growth Incentive
In January 2023, the Company granted an aggregate of 2,290,000 strategic growth incentive 2025 awards (the “SGI 2025 Awards”) in performance vested share units to certain Company employees, in an amount up to 200% of the target share units allocated to the program, which are based on meeting the Company’s net revenue and EBITDA targets for the year ended December 31, 2025. The SGI Awards had a grant date fair value per share of $8.88 and require a one-year post vesting holding period once the shares have been awarded. In April 2024, the Company granted an 166,667 strategic growth incentive 2027 awards (the “SGI 2027 Awards”) in performance vested share units in an amount up to 200% of the target share units allocated to the program, which are based on meeting the respective Company’s net revenue and EBITDA targets for the year ended December 31, 2027. The SGI 2027 Awards had a grant date fair value of $6.48.
Stock option activity for the six months ended June 30, 2024 was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2023	18,915,358	$9.10	7.3	$47,792
Granted	—	—	—	—
Exercised	150,000	0.68	—	—
Forfeited	(439,085)	5.39	—	—
Balance as of June 30, 2024	18,626,273	9.22	6.8	2,054
Exercisable as of June 30, 2024	7,394,683	6.08	5.7	2,054
Vested and expected to vest as of June 30, 2024	18,626,273	$9.22	6.8	$2,054
Stock option activity for the six months ended June 30, 2023 was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2022	20,452,155	$9.50	8.3	$39,118
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(987,941)	5.39	—	—
Balance as of June 30, 2023	19,464,214	9.24	7.8	24,812
Exercisable as of June 30, 2023	5,220,895	4.44	7.2	17,187
Vested and expected to vest as of June 30, 2023	19,464,214	$9.24	7.8	$24,812
Restricted stock activity for the six months ended June 30, 2024 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2023	2,296,831	$9.16
Granted	1,191,011	5.34
Vested	(741,789)	9.28
Forfeited	(594,607)	7.15
Outstanding as of June 30, 2024	2,151,446	$7.36
The unrecognized compensation cost as of June 30, 2024 for stock options and restricted stock was $18.6 million and $6.3 million, respectively. These costs are expected to be recognized over a weighted-average service period of 4.0 and 1.6 years for stock options and restricted stock, respectively.